Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $46,236 and $45,323) (includes variable interest entity assets, at fair value, of $153 and $406)	$ 47,778	$ 44,834
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of $338 and $323)	1,317	639
Equity securities, trading, at fair value (cost of $1,860 and $2,061)	1,967	2,279
Equity securities, available for sale, at fair value (cost of $443 and $320)	398	340
Mortgage loans (net of allowances for loan losses of $23 and $62)	4,182	3,244
Policy loans, at outstanding balance	1,952	2,128
Limited partnership and other alternative investments (includes variable interest entity assets of $7 and $14)	1,376	838
Other investments	1,974	1,461
Short-term investments	3,882	3,489
Total investments	64,826	59,252
Cash	1,183	531
Premiums receivable and agents' balances	64	67
Reinsurance recoverables	5,006	3,924
Deferred policy acquisition costs and present value of future profits	3,448	3,694
Deferred income taxes, net	2,006	2,569
Goodwill	470	470
Other assets	925	692
Separate account assets	143,859	159,729
Total assets	221,787	230,928
Liabilities
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	11,831	11,385
Other policyholder funds and benefits payable	45,016	43,395
Other policyholder funds and benefits payable - international unit-linked bonds and pension products	1,929	2,252
Consumer notes	314	382
Other liabilities (includes variable interest entity liabilities of $477 and $422)	9,927	6,398
Separate account liabilities	143,859	159,729
Total liabilities	212,876	223,541
Stockholder's Equity
Common stock - 1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	8,271	8,265
Accumulated other comprehensive income (loss), net of tax	953	(322)
Retained earnings	(319)	(562)
Total stockholder's equity	8,911	7,387
Total liabilities and stockholder's equity	$ 221,787	$ 230,928